Income Tax (Benefit) Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax expense (benefit) attributable to operations:
Current tax expense (benefit)	$ 42,854	$ 280,018	$ (63,316)
Deferred tax expense (benefit)	160,438	(324,977)	5,441
Total income tax expense (benefit) attributable to net income	203,292	(44,959)	(57,875)
Income tax effect on equity:
Attributable to unrealized (losses) gains on investments	(661,574)	192,353	489,768
Attributable to unrealized (losses) gains on postretirement obligation	(127)	95	(19)
Attributable to unrealized (losses) gains on foreign exchange	(889)	325	(291)
Total income tax effect on equity	$ (459,298)	$ 147,814	$ 431,583